Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description Of Accounting Policy For Measuring Inventories Text Block Abstract
Inventory write off	$ 2,084	$ 13	$ 304